Derivative Liabilities (Tables)	3 Months Ended
Mar. 31, 2014
Derivative Liabilities Tables
Summary of changes in the fair value
March 31, 2014

Balance at the beginning of period	$-

Addition of new derivative liabilities (warrants)	4,521,063

Change in fair value of warrants	(41,937)

Balance at the end of the period	$4,479,126

Shares pricing model
	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield	Expected Life (in years)

At Issuance	67.62%	1.59%	0%	5.00
At March 31, 2014	67.62%	1.74%	0%	4.91